UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2019

Date of reporting period:	December 31, 2018

Item 1. Schedule of Investments:

Putnam International Growth Fund
The fund's portfolio
12/31/18 (Unaudited)

COMMON STOCKS (93.9%)(a)
	Shares	Value
Aerospace and defense (2.6%)
Airbus SE (France)	41,827	$4,023,638
Raytheon Co.	16,300	2,499,605

		6,523,243
Airlines (2.2%)
Air Canada (Canada)(NON)	199,700	3,797,401
Dart Group PLC (United Kingdom)	161,758	1,591,684

		5,389,085
Auto components (1.0%)
Pirelli & C SpA (Italy)(NON)	378,441	2,432,488

		2,432,488
Banks (5.8%)
Credicorp, Ltd. (Peru)	7,300	1,618,191
DBS Group Holdings, Ltd. (Singapore)	107,300	1,853,875
HDFC Bank, Ltd. (India)	152,814	4,647,869
Mitsubishi UFJ Financial Group, Inc. (Japan)	783,800	3,865,028
Societe Generale SA (France)	70,549	2,248,732

		14,233,695
Beverages (5.4%)
Asahi Group Holdings, Ltd. (Japan)	32,300	1,261,620
Coca-Cola HBC AG (Switzerland)	55,471	1,733,646
Heineken NV (Netherlands)	51,467	4,552,353
Pernod Ricard SA (France)	35,179	5,775,897

		13,323,516
Building products (1.0%)
ASSA ABLOY AB Class B (Sweden)	139,866	2,495,761

		2,495,761
Capital markets (3.2%)
Deutsche Boerse AG (Germany)	24,408	2,934,975
KKR & Co., Inc. Class A	125,550	2,464,547
Quilter PLC (United Kingdom)	1,687,159	2,544,415

		7,943,937
Chemicals (2.8%)
KH Neochem Co., Ltd. (Japan)	107,100	2,218,824
OCI NV (Netherlands)(NON)	138,649	2,829,244
Orion Engineered Carbons SA (Luxembourg)	78,100	1,974,368

		7,022,436
Commercial services and supplies (0.3%)
Clean TeQ Holdings, Ltd. (Australia)(NON)(S)	2,434,053	636,765
New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	5	4
New Middle East Other Assets GmbH (acquired 8/2/13, cost $3) (Private) (Germany)(NON)(F)(RES)	2	2

		636,771
Construction and engineering (2.8%)
Daiho Corp. (Japan)	79,600	2,557,549
Kyudenko Corp. (Japan)	114,300	4,300,859

		6,858,408
Distributors (1.8%)
PALTAC Corp. (Japan)	95,600	4,467,853

		4,467,853
Diversified consumer services (0.9%)
Fu Shou Yuan International Group, Ltd. (China)	3,109,000	2,326,490

		2,326,490
Electrical equipment (0.6%)
KEI Industries, Ltd. (India)	260,658	1,338,398

		1,338,398
Food and staples retail (1.1%)
Dino Polska SA (Poland)(NON)	106,496	2,727,602

		2,727,602
Food products (3.2%)
Grieg Seafood ASA (Norway)	206,819	2,446,954
Kerry Group PLC Class A (Ireland)	33,895	3,359,244
Nomad Foods, Ltd. (United Kingdom)(NON)	130,067	2,174,720

		7,980,918
Health-care equipment and supplies (2.8%)
Hoya Corp. (Japan)	113,400	6,931,267

		6,931,267
Health-care providers and services (1.5%)
Orpea (France)	35,351	3,613,713

		3,613,713
Hotels, restaurants, and leisure (3.7%)
Compass Group PLC (United Kingdom)	224,969	4,731,300
Dalata Hotel Group PLC (Ireland)	829,467	4,499,962

		9,231,262
Household durables (1.5%)
HC Brillant Services GmbH (acquired 8/2/13, cost $7) (Private) (Germany)(NON)(F)(RES)	10	9
Sony Corp. (Japan)	75,000	3,611,767

		3,611,776
Industrial conglomerates (2.6%)
Rheinmetall AG (Germany)	41,524	3,670,973
Siemens AG (Germany)	24,275	2,708,437

		6,379,410
Insurance (5.3%)
AIA Group, Ltd. (Hong Kong)	679,400	5,588,920
Prudential PLC (United Kingdom)	207,914	3,715,400
QBE Insurance Group, Ltd. (Australia)	524,305	3,729,680

		13,034,000
Interactive media and services (2.5%)
Alphabet, Inc. Class A(NON)	2,600	2,716,896
Tencent Holdings, Ltd. (China)	85,000	3,369,317

		6,086,213
Internet and direct marketing retail (0.8%)
Delivery Hero Holding GmbH (Germany)(NON)	52,947	1,971,580
Global Fashion Group SA (acquired 8/2/13, cost $351,064) (Private) (Luxembourg)(NON)(F)(RES)	8,287	76,343

		2,047,923
IT Services (4.1%)
DXC Technology Co.	34,600	1,839,682
Visa, Inc. Class A(S)	40,900	5,396,346
Wirecard AG (Germany)	18,621	2,833,289

		10,069,317
Leisure products (1.1%)
Universal Entertainment Corp. (Japan)(NON)	92,800	2,680,188

		2,680,188
Life sciences tools and services (1.2%)
Clinigen Group PLC (United Kingdom)	321,640	3,091,116

		3,091,116
Machinery (1.9%)
KION Group AG (Germany)	46,110	2,341,977
Komatsu, Ltd. (Japan)	94,400	2,010,880
SLM Solutions Group AG (Germany)(NON)(S)	41,035	423,143

		4,776,000
Media (1.9%)
Discovery, Inc. Class A(NON)(S)	61,400	1,519,036
RAI Way SpA (Italy)	646,502	3,211,062

		4,730,098
Metals and mining (0.6%)
Alcoa Corp.(NON)	59,300	1,576,194

		1,576,194
Oil, gas, and consumable fuels (4.4%)
Cairn Energy PLC (United Kingdom)(NON)	1,287,589	2,461,741
Cheniere Energy, Inc.(NON)	39,300	2,326,167
Encana Corp. (Canada)	215,300	1,242,722
Reliance Industries, Ltd. (India)	165,715	2,668,015
Saras SpA (Italy)	1,190,646	2,306,832

		11,005,477
Personal products (4.4%)
Shiseido Co., Ltd. (Japan)	20,300	1,261,341
Unilever NV ADR (Netherlands)	177,602	9,649,370

		10,910,711
Pharmaceuticals (6.1%)
AstraZeneca PLC (United Kingdom)	67,255	5,034,524
Bayer AG (Germany)	64,082	4,446,432
Jazz Pharmaceuticals PLC(NON)	16,050	1,989,558
Merck & Co., Inc.	46,850	3,579,809

		15,050,323
Professional services (0.3%)
Outsourcing, Inc. (Japan)	83,800	815,034

		815,034
Real estate management and development (0.9%)
Open House Co., Ltd. (Japan)	62,900	2,144,584

		2,144,584
Semiconductors and semiconductor equipment (3.7%)
NXP Semiconductors NV	46,850	3,433,168
SCREEN Holdings Co., Ltd. (Japan)	61,100	2,580,900
Sino-American Silicon Products, Inc. (Taiwan)	1,595,000	3,116,706

		9,130,774
Software (2.2%)
Constellation Software, Inc. (Canada)	5,050	3,232,488
Talend SA ADR(NON)	58,650	2,174,742

		5,407,230
Textiles, apparel, and luxury goods (2.3%)
adidas AG (Germany)	27,533	5,753,977

		5,753,977
Trading companies and distributors (1.3%)
Ashtead Group PLC (United Kingdom)	157,120	3,278,340

		3,278,340
Water utilities (1.2%)
China Water Affairs Group, Ltd. (China)	2,780,000	2,979,630

		2,979,630
Wireless telecommunication services (0.9%)
SoftBank Group Corp. (Japan)	34,900	2,300,425

		2,300,425

Total common stocks (cost $260,541,252)		$232,335,583

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 5/31/23(i)	$121,000	$122,634
1.50%, 10/31/19(i)	192,000	190,706

Total U.S. treasury obligations (cost $313,340)		$313,340

SHORT-TERM INVESTMENTS (9.1%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 2.58%(AFF)	Shares	7,126,599	$7,126,599
Putnam Short Term Investment Fund 2.58%(AFF)	Shares	13,928,179	13,928,179
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.27%(P)	Shares	640,000	640,000
U.S. Treasury Bills 2.531%, 6/6/19		$293,000	289,916
U.S. Treasury Bills 2.383%, 3/7/19		443,000	441,125
U.S. Treasury Bills 2.376%, 2/14/19		20,000	19,943

Total short-term investments (cost $22,445,723)			$22,445,762
TOTAL INVESTMENTS

Total investments (cost $283,300,315)			$255,094,685

	FORWARD CURRENCY CONTRACTS at 12/31/18 (aggregate face value $74,331,022) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/16/19	$1,619,676	$1,665,433	$(45,757)
		Euro	Sell	3/20/19	1,031,950	1,029,009	(2,941)
		Hong Kong Dollar	Buy	2/20/19	700,982	701,140	(158)
	Barclays Bank PLC
		Australian Dollar	Sell	1/16/19	3,936,568	3,916,720	(19,848)
		British Pound	Buy	3/20/19	2,202,524	2,166,331	36,193
		Hong Kong Dollar	Buy	2/20/19	1,244,815	1,246,329	(1,514)
		Polish Zloty	Sell	3/20/19	2,816,456	2,795,387	(21,069)
		Swiss Franc	Buy	3/20/19	13,801,786	13,650,319	151,467
	Citibank, N.A.
		Australian Dollar	Buy	1/16/19	724,623	734,751	(10,128)
		Canadian Dollar	Sell	1/16/19	3,811,912	4,124,589	312,677
		Danish Krone	Buy	3/20/19	318,267	316,994	1,273
		Euro	Sell	3/20/19	908,333	901,203	(7,130)
		Japanese Yen	Buy	2/20/19	2,738,862	2,675,320	63,542
		Mexican Peso	Sell	1/16/19	1,093,266	1,458,114	364,848
	Goldman Sachs International
		Australian Dollar	Buy	1/16/19	587,167	585,228	1,939
		British Pound	Buy	3/20/19	1,600,591	1,603,487	(2,896)
		Canadian Dollar	Sell	1/16/19	197,113	243,858	46,745
		Chinese Yuan (Offshore)	Buy	2/20/19	1,718,582	1,699,004	19,578
		Euro	Buy	3/20/19	3,427,841	3,408,894	18,947
		New Taiwan Dollar	Sell	2/20/19	3,027,902	3,048,885	20,983
	HSBC Bank USA, National Association
		Euro	Sell	3/20/19	6,303,670	6,257,721	(45,949)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/16/19	847,637	864,950	(17,313)
		British Pound	Sell	3/20/19	778,867	772,635	(6,232)
		Canadian Dollar	Buy	1/16/19	788,821	821,695	(32,874)
		Japanese Yen	Buy	2/20/19	2,020,619	1,983,511	37,108
		New Zealand Dollar	Buy	1/16/19	475,115	466,819	8,296
		Norwegian Krone	Buy	3/20/19	296,359	302,863	(6,504)
		Singapore Dollar	Sell	2/20/19	239,367	237,156	(2,211)
		Swedish Krona	Sell	3/20/19	762,853	755,430	(7,423)
		Swiss Franc	Buy	3/20/19	7,426,205	7,353,573	72,632
	State Street Bank and Trust Co.
		Canadian Dollar	Sell	1/16/19	4,455,132	4,763,785	308,653
		Israeli Shekel	Buy	1/16/19	1,370,700	1,413,846	(43,146)
		Japanese Yen	Buy	2/20/19	379,478	366,043	13,435

	Unrealized appreciation						1,478,316

	Unrealized (depreciation)						(273,093)

	Total						$1,205,223
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2018 through December 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $247,513,931.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $76,358, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 09/30/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/18
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$5,983,716	$13,678,287	$12,535,404	$22,996	$7,126,599
	Putnam Short Term Investment Fund**	11,586,132	32,095,576	29,753,529	77,259	13,928,179

	Total Short-term investments	$17,569,848	$45,773,863	$42,288,933	$100,255	$21,054,778
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $7,126,599, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,984,881.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $79,023 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	18.6%
	Japan	17.4
	United Kingdom	11.6
	Germany	11.0
	Netherlands	6.9
	France	6.3
	China	3.5
	India	3.5
	Canada	3.3
	Italy	3.2
	Ireland	3.2
	Hong Kong	2.3
	Australia	1.8
	Taiwan	1.3
	Poland	1.1
	Sweden	1.0
	Norway	1.0
	Luxembourg	0.8
	Singapore	0.8
	Switzerland	0.7
	Peru	0.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $94,805 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$7,446,994	$5,669,742	$—
Consumer discretionary	19,389,307	13,086,298	76,352
Consumer staples	32,419,786	2,522,961	—
Energy	8,337,462	2,668,015	—
Financials	15,526,260	19,685,372	—
Health care	21,755,152	6,931,267	—
Industrials	26,830,959	11,659,485	6
Information technology	18,909,715	5,697,606	—
Materials	6,379,806	2,218,824	—
Real estate	—	2,144,584	—
Utilities	—	2,979,630	—

Total common stocks	156,995,441	75,263,784	76,358
U.S. treasury obligations	—	313,340	—
Short-term investments	14,568,179	7,877,583	—

Totals by level	$171,563,620	$83,454,707	$76,358
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,205,223	$—

Totals by level	$—	$1,205,223	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$1,478,316	$273,093

Total	$1,478,316	$273,093
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$125,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2019